Commitments and Contingencies - Minimum Future Commitments (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
December 31, 2021	$ 17,630
December 31, 2022	28,010
December 31, 2023	31,974
December 31, 2024	32,062
December 31, 2025	31,974
December 31, 2026 and thereafter	232,130
Total	$ 373,780